Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 8,164,133	$ 9,178,443
Less: accumulated depreciation	(3,719,660)	(3,444,030)
Less: impairment on property and equipment		(272,350)
Total property and equipment, net	4,444,473	5,462,063
Bakery production equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,155,420	1,646,294
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	110,567	100,427
Office equipment and furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	938,252	825,337
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 5,959,894	$ 6,606,385